Earnings per Common Share (Parenthetical) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings per Common Share [Abstract]
Earnings adjusted for coupons paid in April for Additional Tier 1 Notes, before tax	€ 330,000,000		€ 330,000,000
Earnings adjusted for coupons paid in April for Additional Tier 1 Notes, net of tax		€ 292,000,000		€ 292,000,000
Increase of adjusted weighted average shares after assumed conversion	€ 49,000,000		€ 51,500,000